Pensions and Other Postretirement Benefits (Details 3) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Change in plan assets:
Company contributions	$ 8.6	$ 15.7	$ 9.4
Defined benefit pensions	(222.3)	(188.9)
Postretirement benefits other than pensions	(75.9)	(74.6)
Defined Benefit Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	740.4	542.3
Service cost	17.8	9.0	8.7
Interest cost	27.7	23.2	21.8
Amendments	5.3	0.3
Actuarial loss (gain)	20.3	39.8
Participant contributions	0.1	0.1
Benefits paid	(45.7)	(31.8)
Foreign currency translation adjustments	(4.1)	(10.6)
Curtailment	(10.1)	0.0
Settlement	(3.0)	(8.6)
Acquisition	(2.8)	176.7
Other adjustments	0.0	0.0
Benefit obligation at end of year	745.9	740.4	542.3
Change in plan assets:
Fair value of plan assets at beginning of year	550.0	402.1
Actual return on plan assets	(0.2)	41.7
Company contributions	8.6	15.7
Participant contributions	0.1	0.1
Benefits paid	(45.7)	(31.8)
Settlement	(3.0)	(8.6)
Acquisition	0.0	141.1
Foreign currency translation adjustments	(4.2)	(10.3)
Fair value of plan assets at end of year	505.6	550.0	402.1
Funded status of the plans	(240.3)	(190.4)
Defined benefit pensions	(222.3)	(188.9)
Other noncurrent assets	0.0	2.0
Accrued compensation	(18.0)	(3.5)
Postretirement benefits other than pensions	0.0	0.0
Net benefit liability	(240.3)	(190.4)
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	75.8	58.5
Service cost	2.3	2.3	2.3
Interest cost	2.8	2.4	2.3
Amendments	0.0	0.0
Actuarial loss (gain)	0.3	(1.6)
Participant contributions	0.6	0.7
Benefits paid	(5.2)	(4.4)
Foreign currency translation adjustments	(0.4)	(1.1)
Curtailment	(0.3)	0.0
Settlement	0.0	0.0
Acquisition	0.0	18.9
Other adjustments	0.0	0.1
Benefit obligation at end of year	75.9	75.8	58.5
Change in plan assets:
Fair value of plan assets at beginning of year	0.0	0.0
Actual return on plan assets	0.0	0.0
Company contributions	4.6	3.7
Participant contributions	0.6	0.7
Benefits paid	(5.2)	(4.4)
Settlement	0.0	0.0
Acquisition	0.0	0.0
Foreign currency translation adjustments	0.0	0.0
Fair value of plan assets at end of year	0.0	0.0	$ 0.0
Funded status of the plans	(75.9)	(75.8)
Defined benefit pensions	0.0	0.0
Other noncurrent assets	0.0	0.0
Accrued compensation	0.0	(1.2)
Postretirement benefits other than pensions	(75.9)	(74.6)
Net benefit liability	$ (75.9)	$ (75.8)